February 12, 2018

VIA ELECTRONIC TRANSMISSION

Attn:  Filing Desk

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Frank Funds, File Nos. 333-113657 and 811-21532

Dear Sir/Madam:

On behalf of Frank Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 24 to the Trust’s Registration Statement (this “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to register shares of the Camelot Event Driven Fund, a new series of the Trust.

If you have any questions, please contact Emily Little at (614) 469-3264.

Very truly yours,

/s/Emily M. Little

Emily M. Little